Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - CAD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid expenses		$ 5,942	$ 12,896
Income tax recoverable		3,116	26,730
Inventory	[1]	5,224	3,556
Deferred charges	[2]	278	307
Other		8,301	235
Prepaid expenses and other current assets		$ 22,861	$ 43,724

[1]	As at December 31, 2020, inventory consisted of $1.2 million of finished goods (December 31, 2019 — $1.4 million) and $4.1 million of work in process (December 31, 2019 — $2.2 million). During the year, $10.4 million was recognized as cost of equipment sales and recorded as an operating expense (December 31, 2019 — $7.0 million, December 31, 2018 — $17.7 million).
[2]	Deferred charges included deferred financing charges relating to the Revolving Credit Facility.